Additional information to the Statement of Cash Flows (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Contract assets	R$ 171,678	R$ 175,783
Right-of-use assets	82,886	123,691
Purchases Made In Installments And Not Settled [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment acquisitions	R$ 3,636	R$ 8,055